Schedule of Investments (unaudited) April 30, 2022	BlackRock U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.2%
Raytheon Technologies Corp.	26,289	$2,495,089

Air Freight & Logistics — 1.0%
CH Robinson Worldwide Inc.	52,578	5,581,155
Expeditors International of Washington Inc.	29,718	2,944,162
FedEx Corp.	9,836	1,954,807
United Parcel Service Inc., Class B	16,924	3,045,981

		13,526,105

Airlines — 0.2%
Alaska Air Group Inc.(a)	61,214	3,329,429

Auto Components — 0.2%
Aptiv PLC(a)	19,431	2,067,458

Automobiles — 2.2%
Ford Motor Co.	176,545	2,499,877
General Motors Co.(a)	49,018	1,858,273
Rivian Automotive Inc., Class A(a)(b)	4,572	138,257
Tesla Inc.(a)	28,004	24,384,763

		28,881,170

Banks — 3.6%
Bank of America Corp.	61,722	2,202,241
Bank of Hawaii Corp.	11,430	849,706
Citigroup Inc.	48,006	2,314,369
Citizens Financial Group Inc.	37,719	1,486,129
Comerica Inc.	4,572	374,447
Commerce Bancshares Inc.	9,387	641,789
Fifth Third Bancorp.	52,928	1,986,388
FNB Corp.	73,152	842,711
Huntington Bancshares Inc./OH	237,744	3,126,334
JPMorgan Chase & Co.	112,178	13,389,566
KeyCorp.	96,012	1,853,992
PacWest Bancorp.	5,715	187,966
PNC Financial Services Group Inc. (The)	21,072	3,500,059
Signature Bank/New York NY	1,143	276,892
Truist Financial Corp.	59,436	2,873,731
U.S. Bancorp.	106,874	5,189,801
Wells Fargo & Co.	122,934	5,363,610
Zions Bancorp. NA	8,001	452,137

		46,911,868

Beverages — 3.1%
Coca-Cola Co. (The)	289,179	18,683,855
Keurig Dr Pepper Inc.	11,430	427,482
Molson Coors Beverage Co., Class B	61,257	3,316,454
PepsiCo Inc.	108,585	18,645,131

		41,072,922

Biotechnology — 2.1%
AbbVie Inc.	96,012	14,102,243
Amgen Inc.	20,574	4,797,651
Biogen Inc.(a)	13,716	2,845,247
Gilead Sciences Inc.	5,715	339,128
Incyte Corp.(a)	12,718	953,341
Iovance Biotherapeutics Inc.(a)	17,145	259,747
Moderna Inc.(a)	12,139	1,631,603
Novavax Inc.(a)(b)	5,760	259,603
Vertex Pharmaceuticals Inc.(a)	9,743	2,661,982

		27,850,545

Security	Shares	Value

Building Products — 1.8%
A O Smith Corp.	67,437	$3,940,344
Allegion PLC	5,715	652,882
Builders FirstSource Inc.(a)	46,863	2,885,355
Carrier Global Corp.	13,716	524,911
Johnson Controls International PLC	186,451	11,162,821
Trane Technologies PLC	29,260	4,093,182

		23,259,495

Capital Markets — 3.4%
Ameriprise Financial Inc.	5,715	1,517,275
Bank of New York Mellon Corp. (The)	18,288	769,193
BlackRock Inc.(c)	5,626	3,514,450
Blackstone Inc., NVS	12,573	1,277,040
Carlyle Group Inc. (The)	16,002	580,713
Charles Schwab Corp. (The)	58,293	3,866,575
FactSet Research Systems Inc.	22,860	9,223,781
Goldman Sachs Group Inc. (The)	19,431	5,935,976
LPL Financial Holdings Inc.	5,715	1,073,677
MarketAxess Holdings Inc.	4,572	1,205,225
Moody’s Corp.	12,573	3,979,103
Morgan Stanley	38,467	3,100,055
MSCI Inc.	1,143	481,489
Northern Trust Corp.	5,715	588,931
Raymond James Financial Inc.	3,230	314,796
S&P Global Inc.	18,875	7,106,437
State Street Corp.	3,429	229,640

		44,764,356

Chemicals — 1.5%
DuPont de Nemours Inc.	59,436	3,918,615
Ecolab Inc.	34,290	5,806,669
Element Solutions Inc.	42,291	872,040
FMC Corp.	28,175	3,734,315
International Flavors & Fragrances Inc.	5,345	648,349
PPG Industries Inc.	10,973	1,404,434
Sherwin-Williams Co. (The)	11,430	3,142,793

		19,527,215

Commercial Services & Supplies — 0.5%
Cintas Corp.	2,559	1,016,588
MSA Safety Inc.	10,140	1,223,797
Republic Services Inc.	5,715	767,353
Waste Management Inc.	18,288	3,007,279

		6,015,017

Communications Equipment — 1.0%
Arista Networks Inc.(a)	3,429	396,289
Cisco Systems Inc.	227,457	11,140,844
Ubiquiti Inc.	4,572	1,290,447

		12,827,580

Construction & Engineering — 0.0%
AECOM	9,144	645,201

Consumer Finance — 0.7%
American Express Co.	28,425	4,966,132
Capital One Financial Corp.	32,004	3,988,338
Upstart Holdings Inc.(a)(b)	2,861	214,632

		9,169,102

Containers & Packaging — 0.6%
Avery Dennison Corp.	5,715	1,032,129
Ball Corp.	67,437	5,473,187
Westrock Co.	18,288	905,805

		7,411,121

1

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Distributors — 0.9%
Genuine Parts Co.	74,738	$9,719,677
Pool Corp.	6,660	2,698,765

		12,418,442

Diversified Consumer Services — 0.0%
Bright Horizons Family Solutions Inc.(a)	1,143	130,576

Diversified Financial Services — 1.3%
Apollo Global Management Inc.	21,717	1,080,638
Berkshire Hathaway Inc., Class B(a)	48,006	15,497,777
Voya Financial Inc.	8,500	536,690

		17,115,105

Diversified Telecommunication Services — 0.8%
AT&T Inc.	361,188	6,812,006
Verizon Communications Inc.	77,724	3,598,621

		10,410,627

Electric Utilities — 1.9%
Avangrid Inc.	24,003	1,064,533
Constellation Energy Corp.	15,225	901,472
Edison International	2,286	157,254
Eversource Energy	133,731	11,688,090
Exelon Corp.	81,153	3,796,337
NextEra Energy Inc.	95,451	6,778,930

		24,386,616

Electrical Equipment — 0.9%
Acuity Brands Inc.	17,145	2,957,170
Eaton Corp. PLC	5,715	828,789
Emerson Electric Co.	3,429	309,227
Generac Holdings Inc.(a)	4,572	1,003,005
Plug Power Inc.(a)(b)	37,719	792,853
Rockwell Automation Inc.	21,717	5,487,235
Sunrun Inc.(a)	37,389	747,032
Vertiv Holdings Co.	8,001	100,253

		12,225,564

Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., Class A	13,716	980,694
Arrow Electronics Inc.(a)	6,858	808,284

		1,788,978

Energy Equipment & Services — 0.3%
Baker Hughes Co.	95,584	2,965,016
Halliburton Co.	5,715	203,568
Schlumberger NV	5,715	222,942

		3,391,526

Entertainment — 1.4%
Activision Blizzard Inc.	26,289	1,987,448
Live Nation Entertainment Inc.(a)	10,287	1,078,901
Netflix Inc.(a)	25,517	4,857,416
Roku Inc.(a)	4,572	424,739
Spotify Technology SA(a)	8,001	813,302
Walt Disney Co. (The)(a)	74,352	8,299,914
Warner Bros. Discovery Inc.(a)	87,377	1,585,892

		19,047,612

Equity Real Estate Investment Trusts (REITs) — 3.5%
American Tower Corp.	8,001	1,928,401
AvalonBay Communities Inc.	1,143	260,010
Boston Properties Inc.	66,968	7,875,437
Brixmor Property Group Inc.	64,856	1,646,045
Equinix Inc.	6,858	4,931,451
Equity Residential	44,635	3,637,753

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Essex Property Trust Inc.	3,429	$1,129,067
Federal Realty Investment Trust	34,290	4,013,987
Host Hotels & Resorts Inc.	13,716	279,121
Hudson Pacific Properties Inc.	36,576	851,489
Kilroy Realty Corp.	69,145	4,840,150
Kimco Realty Corp.	58,293	1,476,562
Prologis Inc.	21,717	3,481,018
Regency Centers Corp.	25,146	1,730,799
Simon Property Group Inc.	5,715	674,370
SL Green Realty Corp.	13,447	930,801
UDR Inc.	70,964	3,775,994
Ventas Inc.	25,537	1,418,580
Welltower Inc.	3,429	311,387
Weyerhaeuser Co.	8,573	353,379

		45,545,801

Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	10,302	5,477,779
Kroger Co. (The)	54,864	2,960,461
Walgreens Boots Alliance Inc.	6,370	270,088
Walmart Inc.	64,155	9,815,074

		18,523,402

Food Products — 0.1%
Bunge Ltd.	2,286	258,592
General Mills Inc.	8,001	565,911
Hain Celestial Group Inc. (The)(a)	10,287	345,026
Kellogg Co.	2,286	156,591
Mondelez International Inc., Class A	4,572	294,803

		1,620,923

Gas Utilities — 0.3%
UGI Corp.	121,298	4,160,521

Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	28,575	3,243,262
Align Technology Inc.(a)	1,143	331,367
Boston Scientific Corp.(a)	161,163	6,786,574
DENTSPLY SIRONA Inc.	108,585	4,342,314
Dexcom Inc.(a)(b)	1,143	467,007
Edwards Lifesciences Corp.(a)	44,577	4,715,355
ICU Medical Inc.(a)	13,906	2,975,745
Intuitive Surgical Inc.(a)	3,429	820,560
Medtronic PLC	53,421	5,575,016
Novocure Ltd.(a)	2,286	175,062
ResMed Inc.	10,287	2,057,091

		31,489,353

Health Care Providers & Services — 3.3%
AmerisourceBergen Corp.	14,859	2,248,018
Anthem Inc.	7,516	3,772,506
Cardinal Health Inc.	12,573	729,863
Centene Corp.(a)	14,859	1,196,892
Cigna Corp.	1,143	282,069
CVS Health Corp.	70,370	6,764,668
Humana Inc.	11,430	5,081,321
Molina Healthcare Inc.(a)	1,143	358,273
Quest Diagnostics Inc.	8,001	1,070,854
UnitedHealth Group Inc.	43,434	22,088,361

		43,592,825

Health Care Technology — 0.1%
Cerner Corp.	6,858	642,183
Teladoc Health Inc.(a)(b)	7,827	264,240

2

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Technology (continued)
Veeva Systems Inc., Class A(a)	4,572	$831,875

		1,738,298

Hotels, Restaurants & Leisure — 2.1%
Booking Holdings Inc.(a)	4,752	10,503,393
Expedia Group Inc.(a)	8,001	1,398,175
McDonald’s Corp.	23,606	5,881,671
Norwegian Cruise Line Holdings Ltd.(a)	140,589	2,815,998
Royal Caribbean Cruises Ltd.(a)	17,145	1,332,681
Six Flags Entertainment Corp.(a)	29,718	1,137,308
Starbucks Corp.	10,287	767,822
Travel + Leisure Co.	30,210	1,676,051
Wynn Resorts Ltd.(a)	2,286	161,117
Yum China Holdings Inc.	3,429	143,332
Yum! Brands Inc.	11,055	1,293,545

		27,111,093

Household Durables — 0.3%
Leggett & Platt Inc.	56,150	2,000,624
Newell Brands Inc.	22,860	529,209
Whirlpool Corp.	9,144	1,659,819

		4,189,652

Household Products — 0.8%
Church & Dwight Co. Inc.	2,286	223,022
Colgate-Palmolive Co.	38,543	2,969,738
Procter & Gamble Co. (The)	44,577	7,156,838
Spectrum Brands Holdings Inc.	4,341	369,289

		10,718,887

Independent Power and Renewable Electricity Producers — 0.1%
Brookfield Renewable Corp., Class A	20,386	731,857

Industrial Conglomerates — 0.9%
3M Co.	46,863	6,758,582
General Electric Co.	48,773	3,636,027
Honeywell International Inc.	4,572	884,728

		11,279,337

Insurance — 2.2%
Aflac Inc.	28,575	1,636,776
Allstate Corp. (The)	25,146	3,181,975
Aon PLC, Class A	19,431	5,595,934
Assurant Inc.	1,143	207,889
Assured Guaranty Ltd.	12,573	693,401
Cincinnati Financial Corp.	5,715	701,002
Hartford Financial Services Group Inc. (The)	3,429	239,790
Lemonade Inc.(a)	9,400	196,084
Lincoln National Corp.	12,573	756,266
Marsh & McLennan Companies Inc.	10,287	1,663,408
MetLife Inc.	19,431	1,276,228
Principal Financial Group Inc.	58,293	3,972,085
Progressive Corp. (The)	12,573	1,349,837
Prudential Financial Inc.	46,863	5,085,104
W R Berkley Corp.	24,003	1,595,959
Willis Towers Watson PLC	3,429	736,755

		28,888,493

Interactive Media & Services — 5.1%
Alphabet Inc., Class A(a)	11,430	26,085,432
Alphabet Inc., Class C, NVS(a)	9,085	20,889,413
IAC/InterActiveCorp.(a)	20,574	1,705,173
Meta Platforms Inc, Class A(a)	85,725	17,185,291
TripAdvisor Inc.(a)	41,148	1,056,269

		66,921,578

Security	Shares	Value

Internet & Direct Marketing Retail — 2.8%
Amazon.com Inc.(a)(b)	14,062	$34,952,929
DoorDash Inc., Class A(a)	4,572	372,298
Etsy Inc.(a)	7,560	704,516
Qurate Retail Inc., Series A(a)	147,155	619,523

		36,649,266

IT Services — 5.3%
Accenture PLC, Class A	48,006	14,419,082
Akamai Technologies Inc.(a)	10,287	1,155,024
Automatic Data Processing Inc.	30,861	6,733,253
Block Inc.(a)(b)	11,430	1,137,742
Broadridge Financial Solutions Inc.	18,288	2,635,850
Cloudflare Inc., Class A(a)(b)	9,144	787,664
DXC Technology Co.(a)	6,858	196,825
Euronet Worldwide Inc.(a)	2,286	278,092
FleetCor Technologies Inc.(a)	2,286	570,403
Gartner Inc.(a)	1,143	332,099
Globant SA(a)	2,286	493,753
International Business Machines Corp.	39,801	5,262,090
Mastercard Inc., Class A	40,005	14,537,017
Paychex Inc.	1,143	144,852
PayPal Holdings Inc.(a)	40,326	3,545,865
Snowflake Inc., Class A(a)	5,910	1,013,211
Visa Inc., Class A	70,866	15,103,671
Western Union Co. (The)	81,153	1,360,124
WEX Inc.(a)	1,143	190,012
Wix.com Ltd.(a)(b)	4,572	345,003

		70,241,632

Leisure Products — 0.5%
Hasbro Inc.	70,866	6,240,460

Life Sciences Tools & Services — 1.6%
Agilent Technologies Inc.	16,002	1,908,559
Charles River Laboratories International Inc.(a)	1,143	276,046
Danaher Corp.	8,001	2,009,291
Illumina Inc.(a)	7,431	2,204,406
IQVIA Holdings Inc.(a)	2,286	498,325
Mettler-Toledo International Inc.(a)	2,286	2,920,434
QIAGEN NV(a)	6,858	311,147
Thermo Fisher Scientific Inc.	15,457	8,546,484
West Pharmaceutical Services Inc.	5,715	1,800,568

		20,475,260

Machinery — 1.5%
AGCO Corp.	10,287	1,310,564
Caterpillar Inc.	17,145	3,609,708
Cummins Inc.	13,716	2,594,930
Deere & Co.	3,429	1,294,619
Dover Corp.	6,858	914,171
Middleby Corp. (The)(a)	3,429	527,689
Pentair PLC	34,738	1,762,954
Stanley Black & Decker Inc.	1,143	137,331
Xylem Inc./NY	93,726	7,544,943

		19,696,909

Marine — 0.2%
Kirby Corp.(a)	41,148	2,682,850

Media — 0.3%
Charter Communications Inc., Class A(a)	2,286	979,528
Comcast Corp., Class A	51,435	2,045,056
New York Times Co. (The), Class A	9,144	350,398

3

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Paramount Global, Class B, NVS	43,434	$1,264,798

		4,639,780

Metals & Mining — 0.7%
Alcoa Corp.	12,573	852,449
Freeport-McMoRan Inc.	6,858	278,092
Newmont Corp.	9,144	666,140
Nucor Corp.	6,858	1,061,481
Royal Gold Inc.	16,199	2,113,646
Southern Copper Corp.	4,572	284,699
Steel Dynamics Inc.	40,005	3,430,429

		8,686,936

Multi-Utilities — 0.2%
Consolidated Edison Inc.	11,430	1,060,018
Public Service Enterprise Group Inc.	3,429	238,864
Sempra Energy	8,001	1,291,042

		2,589,924

Multiline Retail — 0.2%
Nordstrom Inc.	19,660	505,262
Target Corp.	9,144	2,090,776

		2,596,038

Oil, Gas & Consumable Fuels — 3.5%
Antero Midstream Corp.	49,149	504,760
Cheniere Energy Inc.	8,001	1,086,616
Chevron Corp.	33,663	5,273,982
ConocoPhillips	64,008	6,114,044
Devon Energy Corp.	22,860	1,329,766
DTE Midstream LLC(a)	13,716	737,235
EOG Resources Inc.	19,431	2,268,764
EQT Corp.(a)	9,144	363,474
Exxon Mobil Corp.	141,732	12,082,653
Marathon Petroleum Corp.	20,574	1,795,287
New Fortress Energy Inc.	41,148	1,595,720
Occidental Petroleum Corp.	6,858	377,807
ONEOK Inc.	11,430	723,862
Phillips 66	6,858	595,000
Pioneer Natural Resources Co	17,145	3,985,698
Targa Resources Corp.	6,858	503,446
Williams Companies Inc. (The)	198,882	6,819,664

		46,157,778

Personal Products — 0.6%
Estee Lauder Companies Inc. (The), Class A	32,004	8,450,976

Pharmaceuticals — 4.5%
Bristol-Myers Squibb Co	100,584	7,570,958
Catalent Inc.(a)	5,715	517,550
Eli Lilly & Co.	38,862	11,352,756
Johnson & Johnson	100,112	18,066,211
Merck & Co. Inc.	125,730	11,150,994
Nektar Therapeutics(a)	41,148	169,941
Pfizer Inc.	208,026	10,207,836

		59,036,246

Professional Services — 0.6%
CoStar Group Inc.(a)	5,715	363,588
Equifax Inc.	2,286	465,247
Leidos Holdings Inc.	17,714	1,833,576
Robert Half International Inc.	28,575	2,809,208
Verisk Analytics Inc.	11,430	2,332,292

		7,803,911

Security	Shares	Value

Road & Rail — 0.5%
CSX Corp.	32,004	$1,099,017
Knight-Swift Transportation Holdings Inc.	22,860	1,094,766
Norfolk Southern Corp.	4,572	1,179,027
Uber Technologies Inc.(a)	11,430	359,816
Union Pacific Corp.	8,001	1,874,554
XPO Logistics Inc.(a)	16,002	860,748

		6,467,928

Semiconductors & Semiconductor Equipment — 5.1%
Advanced Micro Devices Inc.(a)	66,294	5,669,463
Analog Devices Inc.	53,721	8,293,448
Applied Materials Inc.	1,143	126,130
Broadcom Inc.	19,976	11,074,495
Enphase Energy Inc.(a)	6,858	1,106,881
Entegris Inc.	4,572	509,275
First Solar Inc.(a)	24,003	1,752,939
Intel Corp.	128,573	5,604,497
Lam Research Corp.	1,143	532,364
Marvell Technology Inc.	50,136	2,911,899
Microchip Technology Inc.	36,766	2,397,143
Micron Technology Inc.	14,859	1,013,235
NVIDIA Corp.	87,443	16,218,053
NXP Semiconductors NV	26,010	4,445,109
QUALCOMM Inc.	8,213	1,147,274
Skyworks Solutions Inc.	4,112	465,890
Texas Instruments Inc.	8,001	1,362,170
Universal Display Corp.	16,386	2,092,984

		66,723,249

Software — 8.8%
Adobe Inc.(a)	18,288	7,241,134
Atlassian Corp. PLC, Class A(a)	3,429	770,942
Autodesk Inc.(a)	6,858	1,298,082
Bill.com Holdings Inc.(a)	1,143	195,121
Cadence Design Systems Inc.(a)	18,288	2,758,745
Citrix Systems Inc.	6,858	686,486
Crowdstrike Holdings Inc., Class A(a)	1,143	227,183
Datadog Inc., Class A(a)	4,572	552,206
Dolby Laboratories Inc., Class A	20,574	1,593,868
Fortinet Inc.(a)	2,286	660,677
Intuit Inc.	9,144	3,829,050
Microsoft Corp.	273,177	75,812,081
NortonLifeLock Inc.	67,437	1,688,622
Oracle Corp.	60,579	4,446,499
Palo Alto Networks Inc.(a)(b)	2,286	1,283,086
RingCentral Inc., Class A(a)	1,143	96,983
salesforce.com Inc.(a)	38,862	6,837,380
ServiceNow Inc.(a)	3,429	1,639,405
Splunk Inc.(a)	1,143	139,469
Trade Desk Inc. (The), Class A(a)	3,429	202,037
VMware Inc., Class A	25,146	2,716,774
Workday Inc., Class A(a)	8,001	1,653,807

		116,329,637

Specialty Retail — 2.3%
AutoNation Inc.(a)	24,498	2,839,563
Bath & Body Works Inc.	13,716	725,439
Burlington Stores Inc.(a)	6,858	1,396,014
Dick’s Sporting Goods Inc.	2,286	220,416
Foot Locker Inc.	46,863	1,373,555
GameStop Corp., Class A(a)(b)	3,601	450,377
Home Depot Inc. (The)	34,484	10,358,994

4

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Lowe’s Companies Inc.	16,409	$3,244,552
Ross Stores Inc.	40,005	3,991,299
TJX Companies Inc. (The)	18,129	1,110,945
Tractor Supply Co	14,859	2,993,346
Ulta Beauty, Inc.(a)	1,143	453,542
Williams-Sonoma Inc.	9,144	1,193,109

		30,351,151

Technology Hardware, Storage & Peripherals — 7.0%
Apple Inc.	494,919	78,023,980
Dell Technologies Inc., Class C	98,298	4,620,989
Hewlett Packard Enterprise Co	300,806	4,635,421
HP Inc.	50,292	1,842,196
NetApp Inc.	13,716	1,004,697
Pure Storage Inc., Class A(a)	8,173	239,469
Western Digital Corp.(a)	20,574	1,091,862
Xerox Holdings Corp.	25,146	437,540

		91,896,154

Textiles, Apparel & Luxury Goods — 0.5%
Lululemon Athletica Inc.(a)	1,143	405,342
Nike Inc., Class B	35,543	4,432,212
VF Corp.	37,719	1,961,388

		6,798,942

Water Utilities — 0.0%
American Water Works Co. Inc.	1,143	176,113

Wireless Telecommunication Services — 0.0%
T-Mobile U.S. Inc.(a)	4,572	562,996

Total Common Stocks — 99.0% (Cost: $1,346,706,628)		1,302,434,875

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(c)(d)(e)	5,437,876	$5,437,876
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(c)(d)	11,430,000	11,430,000

		16,867,876

Total Short-Term Investments — 1.3% (Cost: $16,867,528)		16,867,876

Total Investments in Securities — 100.3% (Cost: $1,363,574,156)		1,319,302,751

Other Assets, Less Liabilities — (0.3)%		(4,127,738)

Net Assets — 100.0%		$1,315,175,013

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,051,825	$4,396,010	(a)	$—		$(10,368)	$409	$5,437,876	5,437,876	$18,366	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	17,150,000	—		(5,720,000	)(a)	—	—	11,430,000	11,430,000	6,039		—
BlackRock Inc.	4,882,167	610,755		(506,637)		(25,532)	(1,446,303)	3,514,450	5,626	77,489		—

						$(35,900)	$(1,445,894)	$20,382,326		$101,894		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock U.S. Carbon Transition Readiness ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	53	06/17/22	$10,938	$(319,734)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,302,434,875	$—	$—	$1,302,434,875
Money Market Funds	16,867,876	—	—	16,867,876

	$1,319,302,751	$—	$—	$1,319,302,751

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(319,734)	$—	$—	$(319,734)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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